Harbor AlphaEdge Small Cap Growth ETF Investment Strategy - Harbor AlphaEdge Small Cap Growth ETF	Aug. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Advisor”), the investment adviser to the Fund, employs an active, quantitative approach designed to evaluate companies based on fundamental and market factors and construct a portfolio of securities featuring characteristics expected to be favored in the prevailing market environment. The Fund invests primarily in equity securities of small capitalization growth companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small cap growth companies. The Fund defines small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index. The Fund defines growth companies as those that the Advisor determines to be “growth companies” based on a proprietary growth factor analysis, which includes consideration of factors such as historical sales growth, expected sales growth, historical earnings growth, and expected earnings growth.The Advisor’s systematic approach uses proprietary models and statistical techniques to analyze a range of fundamental and market-based characteristics. One component of this process is to evaluate each company across five broad categories: Capital Deployment, Momentum, Quality, Risk and Valuation. Each category incorporates multiple underlying metrics and reflects different drivers of return, including both fundamental and market-based inputs. The outputs of this analysis are used to produce an assessment of each company’s expected return potential (the “alpha score”). The Advisor’s systematic approach is also designed to adapt to changing market conditions—such as growth, liquidity, inflation and market sentiment—and adjusts exposures accordingly. This regime-aware approach seeks to align the portfolio with the types of attributes that the model predicts are more likely to be rewarded in the current market environment. Securities are selected and weighted for inclusion in the Fund’s portfolio using an optimization process designed to maximize expected returns, based on the alpha score, subject to defined risk management parameters. The optimization also includes constraints pertaining to growth-related characteristics designed to produce a portfolio with a growth orientation. These parameters serve as constraints intended to control overall portfolio risk.The Fund typically holds between 75 and 200 equity securities, primarily common stock.